Borrowings - Summary of Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: current portion	$ 5,041,841	$ 164,069	$ 4,526,683
Noncurrent portion	94,947,610	3,089,737	117,164,876
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	87,991,698	2,863,381	117,973,843
Less: current portion	5,041,841	164,069	4,526,683
Financial liabilities for hedging - non-current	0	0	4,780,931
Noncurrent portion	82,949,857	2,699,312	108,666,229
Bank loans [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	87,991,698	2,863,381	117,977,485
Bank loans [member] | Cost [member] | Syndicated bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	0	0	2,562,926
Bank loans [member] | Cost [member] | Other loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	79,657,893	2,592,187	107,383,417
Bank loans [member] | Cost [member] | Mortgage loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	8,333,805	271,194	8,031,142
Bank loans [member] | Net Unamortized Debt Issue Costs [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	$ 0	$ 0	$ 3,642